Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Share Capital

	2022	2021
	RMB million	RMB million
Registered, issued and paid - up capital:

Trade-restricted:
3,257,005,885 A shares of RMB1.00 each owned by CSAH (2021: 2,453,434,457 shares of RMB1.00 each) (Note (ii))	3,257	2,453

	3,257	2,453

Tradable:
6,147,463,051 A shares of RMB1.00 each owned by CSAH (2021: 6,147,463,051 shares of RMB1.00 each)	6,147	6,147
4,072,426,466 A shares of RMB1.00 each (2021: 4,072,395,671 shares of RMB1.00 each)	4,073	4,073
4,643,997,308 H shares of RMB1.00 each (Note (iii)) (2021: 4,275,144,849 shares of RMB1.00 each)	4,644	4,275

	14,864	14,495
	18,121	16,948

Notes:

(i)	All the A and H shares rank pari passu in all material respects.
(ii)
In November 2022, the Company issued 803,571,428 A shares (“2022 A shares”) to CSAH at the price of RMB5.60 per share. RMB804 million was credited to share capital and RMB3,693 million was credited to share premium. The 2022 A shares issued to CSAH are restricted for trading within 36 months upon completion of the issuance.

(iii)
In August 2022, the Company issued 368,852,459 H shares (“2022 H shares”) to a fellow subsidiary of CSAH at the price of HKD4.88 per share. RMB369 million was credited to share capital and RMB1,180 million was credited to share premium. In accordance with the 2022 H shares subscription agreement entered into between the Company and the fellow subsidiary of CSAH, the fellow subsidiary of CSAH committed not to trade or transfer any of the 2022 H shares for 36 months from the date of completion of the issuance. Considering that the 2022 H shares are not subject to restrictions on sales in nature, the 2022 H shares were recognized as tradable shares.